Borrowings - Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 8,167
2023	546,881
Total future maturities	555,048
Unamortized original issue discount and debt issuance costs	(3,082)
Total debt, net	$ 551,966	$ 999,585